SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2018
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Segment Reporting Disclosure
NOTE 21 – SEGMENT INFORMATION

The Company’s principal operating segments coincide with the types of products to be sold. The products from which revenues are derived are consistent with the reporting structure of the Company’s internal organization. The Company’s reportable segments for the year ended December 31, 2018 were biopharmaceutical products and biomaterial products as a result of the acquisition of
TianXinFu
completed on January 1, 2018 as described in Note 3. The Company had one operating segment, biopharmaceutical products segment, which included plasma-based products and placenta polypeptide for the years of 2017 and 2016.

The Company’s chief operating decision-maker
(“CODM”)
has been identified as the chief executive officer.
The CODM regularly reviews financial information at the reporting segment level in order to make decisions about resources to be allocated to the segments and to assess their performance.
There are no inter-segment revenue transactions and, therefore, revenues are only generated from external customers.

The accounting policies of the segments are the same as those used by the Company.

Segment information for the year ended and as of December 31, 2018 are as follows:

	Biopharmaceutical Products	Biomaterial Products	Total
	USD	USD	USD
Year ended December 31, 2018
Sales	422,166,244	44,711,325	466,877,569
Cost of sales	141,683,089	5,104,147	146,787,236
Gross profit	280,483,155	39,607,178	320,090,333
Income from operations	128,980,355	17,192,396	146,172,751
Net income	131,561,108	16,406,007	147,967,115
Equity in income of an equity method investee	2,368,995	-	2,368,995
Interest income	13,704,954	1,796	13,706,750
Share-based compensation	23,130,570	-	23,130,570
Depreciation and Amortization	13,902,507	9,322,844	23,225,351
Income tax expense	15,353,208	2,682,972	18,036,180

Segment assets	2,095,996,321	348,885,628	2,444,881,949
Capital expenditures	35,245,016	1,471,374	36,716,390
Equity method investment	15,428,028	-	15,428,028

Reconciliation of segment assets to consolidated total assets:

December 31, 2018
USD
Year ended December 31, 2018
Total segment assets	2,444,881,949
Elimination of intercompany investment balances	(434,903,268)
Consolidated total assets	2,009,978,681

As substantially all of the Company's revenue is derived from the PRC and substantially all of the Company's long-lived assets are located in the PRC, no geographical information is presented. In addition, revenue derived from and long-lived assets located in Cayman Islands, the Company’s country of domicile, are immaterial.